Commitments and Contingencies - Interest Expense Related to the Loan (Details) - Secured Mortgage Loan - Loans Payable - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Interest Expense Related to the Loan [Line Items]
Contractual interest expense	$ 1,754	$ 2,482
Amortization of debt issuance cost	249	747
Total interest expense related to the Loan	$ 2,003	$ 3,229